Income Taxes - Schedule of non-capital losses (Details) $ in Thousands	Jul. 31, 2022 CAD ($)
Income taxes paid (refund) [abstract]
2023	$ 0
2024	0
2025	0
2026	0
2027	0
2028	946
2029	75
2030	2,867
2031	3,018
2032	2,489
2033	820
2034	2,240
2035	10,687
2036	23,807
2037	30,477
2038	8,028
2039	71,455
2040	148,402
2041	63,097
2042	232,499
Indefinite	5,637
Total	$ 606,544